UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	VANGUARD MUNICIPAL BOND FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 Vanguard Short-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (101.8%)
Alabama (0.2%)
Jefferson County AL Sewer Rev. (Capital Improvement) VRDO	1.10%	8/6/2004 (10)	$10,400	$10,400

Alaska (1.9%)
Alaska GO	5.00%	8/1/2005 (4)	14,880	15,387
Alaska Housing Finance Corp. (State Capital)	5.25%	6/1/2005 (1)	3,050	3,144
Alaska Housing Finance Corp. (State Capital)	5.00%	12/1/2005 (1)	8,240	8,593
Alaska Housing Finance Corp. Governmental Purpose VRDO	1.07%	8/6/2004 (1)	26,895	26,895
Alaska Student Loan Corp. Student Loan Rev.	3.95%	7/1/2005 (2)	3,525	3,595
Valdez AK Marine Terminal Rev. (Phillips Transp. Alaska, Inc. Project) PUT	1.80%	6/1/2005	24,800	24,835
Valdez AK Marine Terminal Rev. (Phillips Transp. Alaska, Inc. Project) PUT	1.80%	6/1/2005	5,000	5,007

				87,456

Arizona (2.6%)
Arizona COP	5.00%	9/1/2005 (4)	6,050	6,271
Arizona School Fac. Board Rev. COP	6.00%	9/1/2005 (3)	10,125	10,605
Arizona School Fac. Board Rev. COP	5.00%	9/1/2006 (4)+	2,500	2,648
Arizona State Univ. Rev.	5.00%	7/1/2005 (4)	3,930	4,054
Arizona Transp. Board Excise Tax Rev.	6.00%	7/1/2005 (2)	7,515	7,821
Arizona Transp. Board Excise Tax Rev.	6.00%	7/1/2005 (2)	11,370	11,833
Arizona Transp. Board Highway Rev.	5.00%	7/1/2005	3,025	3,122
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	1.15%	8/6/2004 LOC*	25,000	25,000
Maricopa County AZ PCR (Arizona Public Service) PUT	1.875%	3/1/2005	7,000	6,995
Maricopa County AZ PCR (Arizona Public Service) PUT	1.875%	3/1/2005	3,000	2,997
Maricopa County AZ PCR (Arizona Public Service) PUT	1.875%	3/1/2005	6,500	6,500
Maricopa County AZ Public Finance Corp. Lease Rev.	5.00%	7/1/2005 (2)	5,520	5,693
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.75%	7/1/2006 (Prere.)	5,000	5,360
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.25%	1/1/2006	20,000	20,945

				119,844

California (7.1%)
California State Dept. of Water Resources Power Supply Rev.	5.25%	5/1/2007 (1)	18,000	19,438
California State Dept. of Water Resources Power Supply Rev.	5.50%	5/1/2007	9,000	9,670
California State Dept. of Water Resources Power Supply Rev.	5.00%	5/1/2008 (1)	33,000	35,781
California State Dept. of Water Resources Power Supply Rev. VRDO	1.08%	8/2/2004 LOC	2,225	2,225
California State Dept. of Water Resources Power Supply Rev. VRDO	1.10%	8/6/2004 (2)	20,000	20,000
California State Dept. of Water Resources Power Supply Rev. VRDO	1.10%	8/6/2004 LOC	12,100	12,100
California State Econ. Recovery Bonds	5.00%	7/1/2007	29,000	31,138
California State Econ. Recovery Bonds PUT	5.00%	7/1/2007	5,000	5,359
California State Econ. Recovery Bonds VRDO	1.07%	8/6/2004 (10)	39,000	39,000
California Statewide Community Dev. Auth. Multifamily Rev. (Santee Court Apartments) PUT	1.70%	11/15/2004	26,650	26,656
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.35%	3/1/2007	8,000	8,333
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	11,000	10,745
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.00%	12/1/2005	20,000	21,127
Los Angeles CA Community College Dist. GO	5.00%	8/1/2006 (4)	10,000	10,625
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.09%	8/2/2004	9,150	9,150
Los Angeles CA GO	3.00%	9/1/2005 (1)	12,525	12,738
Los Angeles CA USD COP	5.00%	8/1/2006 (2)	4,000	4,249
Natomas CA USD COP PUT	2.50%	2/1/2005 (2)	10,000	10,010
Santa Clara County CA Financing Auth. Special Obligation Bonds (Measure B Transp. Improvement Program) Rev.	5.00%	8/1/2005	4,000	4,125
Santa Clara Valley CA Transp. Auth. Rev.	4.00%	10/2/2006 (2)	15,000	15,634
Santa Clara Valley CA Water Dist. Refunding & Improvement COP	5.00%	2/1/2007 (3)	4,165	4,449
Southern California Rapid Transit Dist. Rev.	5.70%	9/1/2004 (2)	14,040	14,093

				326,645

Colorado (3.1%)
Arapahoe County CO Capital Improvement Trust Fund Highway Rev.	7.00%	8/31/2005 (Prere.)	10,000	10,875
Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	1.08%	8/6/2004	10,053	10,053
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	1.12%	8/6/2004	18,500	18,500
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I Rev.	1.75%	8/1/2005	50,000	50,055
Denver CO City & County GO (Medical Fac.)	5.00%	8/1/2005	8,250	8,532
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2005 (1)	17,200	16,875
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	1.08%	8/6/2004 LOC	21,365	21,365
Regional Transp. Dist. of Colorado COP (Transit Vehicles Project) PUT	2.30%	6/1/2007 (2)	6,000	5,956

				142,211

Connecticut (2.6%)
Connecticut GO	6.00%	10/1/2004	5,485	5,529
Connecticut GO	5.00%	11/15/2004	19,910	20,126
Connecticut GO	5.00%	11/15/2004	12,525	12,661
Connecticut GO	5.00%	12/15/2004	9,630	9,764
Connecticut GO	5.00%	12/15/2005	16,110	16,834
Connecticut GO	5.00%	8/1/2006 (4)	4,930	5,219
Connecticut GO	5.25%	8/1/2007 (Prere.)	6,380	6,988
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.00%	10/1/2004	5,000	5,032
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.25%	10/1/2004	11,000	11,074
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.00%	10/1/2005 (4)	5,300	5,508
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	4.00%	9/1/2006 (4)	19,875	20,676

				119,411

Delaware (0.4%)
Delaware GO	5.00%	7/1/2006	6,690	7,078
Univ. of Delaware Rev. VRDO	1.14%	8/2/2004	11,745	11,745

				18,823

District of Columbia (0.1%)
District of Columbia GO	5.50%	6/1/2007 (4)	4,715	5,101

Florida (3.2%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.00%	12/1/2005	12,975	13,491
Dade County FL School Dist. GO	6.00%	7/15/2005 (1)	4,000	4,169
Florida Board of Educ. Capital Outlay	5.00%	6/1/2005	6,000	6,175
Florida Board of Educ. Capital Outlay	5.875%	6/1/2005 (Prere.)	5,000	5,231
Florida Board of Educ. Capital Outlay	5.00%	6/1/2006	6,765	7,134
Florida Board of Educ. Public Educ.	5.00%	6/1/2005	2,150	2,213
Florida Board of Educ. Public Educ.	5.00%	6/1/2005	4,610	4,745
Florida Board of Educ. Public Educ.	5.25%	6/1/2006	4,740	5,020
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2005 (3)	3,640	3,764
Florida Correctional Privatization Comm. COP	5.00%	8/1/2006 (2)	2,380	2,516
Florida Dept. of Environmental Protection & Preservation Rev.	5.00%	7/1/2007 (1)	5,840	6,271
Florida Dept. of Environmental Protection & Preservation Rev.	5.00%	7/1/2008 (1)	7,915	8,572
Florida Dept. of General Services Division Fac. Management Rev. (Florida Fac. Pool)	5.25%	9/1/2005 (4)	5,925	6,160
Florida Dept. of Transp.	5.00%	7/1/2006	4,970	5,254
Florida Dept. of Transp.	5.00%	7/1/2006	2,325	2,458
Florida Muni. Power Agency Rev. (Stanton Project) VRDO	1.10%	8/6/2004 (1)	1,390	1,390
Florida Turnpike Auth. Rev.	5.25%	7/1/2007 (4)	5,000	5,404
Miami-Dade County FL Aviation - Miami International Airport	5.00%	10/1/2006 (1)	10,000	10,577
Miami-Dade County FL Aviation - Miami International Airport	5.25%	10/1/2007 (3)	2,500	2,683
Miami-Dade County FL Water & Sewer Rev.	5.00%	10/1/2007 (1)	4,000	4,308
Orange County FL Sales Tax Rev.	5.00%	1/1/2006 (3)	4,220	4,404
Orlando & Orange County FL Expressway Auth. VRDO	1.08%	8/6/2004 (4)	9,400	9,400
Orlando FL Util. Comm. Water & Electric Rev. VRDO	1.08%	8/6/2004	4,700	4,700
Palm Beach County FL School Board COP	6.00%	8/1/2005 (2)	6,115	6,383
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.09%	8/6/2004 (2)	12,300	12,300
Tampa FL Util. Rev.	6.00%	10/1/2006 (2)	2,385	2,584

				147,306

Georgia (3.0%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	1.13%	8/2/2004 LOC	4,900	4,900
Atlanta GA Airport General Rev. VRDO	1.08%	8/6/2004 (1)	35,300	35,300
Atlanta GA Water & Wastewater Rev. VRDO	1.10%	8/2/2004 (4)	8,440	8,440
Atlanta GA Water & Wastewater Rev. VRDO	1.09%	8/6/2004 (4)	34,175	34,175
Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	1.08%	8/6/2004	10,020	10,020
Georgia GO	6.25%	4/1/2006	2,700	2,889
Gwinnett County GA School Dist. GO	6.40%	2/1/2006	3,500	3,734
Henry County GA GO	5.00%	7/1/2007	2,450	2,628
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.25%	7/1/2006 (1)	10,000	10,788
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	1.13%	8/2/2004 (2)	10,400	10,400
Richmond County GA Board of Educ. GO	5.00%	11/1/2004	11,000	11,102
Richmond County GA Board of Educ. GO	5.00%	11/1/2007	4,500	4,839

				139,215

Guam (0.2%)
Guam International Airport Auth. Rev.	3.00%	10/1/2005 (1)	2,380	2,412
Guam International Airport Auth. Rev.	5.00%	10/1/2006 (1)	2,710	2,865
Guam International Airport Auth. Rev.	5.00%	10/1/2007 (1)	2,850	3,034

				8,311

Hawaii (1.1%)
Hawaii Airport System Rev.	5.50%	7/1/2005 (3)	7,390	7,642
Hawaii GO	6.25%	3/1/2005 (3)	5,000	5,141
Hawaii GO	5.00%	8/1/2005 (3)	3,715	3,842
Hawaii GO	3.00%	9/1/2005	6,120	6,211
Hawaii GO	6.00%	3/1/2006 (3)	9,315	9,899
Hawaii GO	5.00%	4/1/2007 (1)	7,330	7,824
Honolulu HI City & County GO	5.75%	1/1/2006 (ETM)	8,815	9,294

				49,853

Illinois (4.2%)
Chicago IL Board of Educ. VRDO	1.08%	8/6/2004 (4)	24,650	24,650
Chicago IL O'Hare International Airport Rev.	5.25%	1/1/2005 (2)	1,085	1,102
Chicago IL O'Hare International Airport Rev.	5.50%	1/1/2005 (2)	4,180	4,248
Chicago IL O'Hare International Airport Rev.	5.25%	1/1/2006 (2)	2,015	2,107
Chicago IL School Finance Auth. GO	5.00%	6/1/2006 (4)	9,000	9,475
Chicago IL Water Rev. VRDO	1.10%	8/6/2004 LOC	31,605	31,605
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	1.09%	8/6/2004	17,000	17,000
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	3.10%	7/1/2007	12,000	12,018
Illinois GO	5.00%	8/1/2004	5,000	5,001
Illinois GO	5.00%	8/1/2005	1,000	1,034
Illinois GO	5.25%	8/1/2005	8,175	8,471
Illinois GO	5.00%	11/1/2005	6,200	6,453
Illinois GO	5.00%	3/1/2006	3,500	3,663
Illinois GO	5.50%	4/1/2006 (4)	3,000	3,171
Illinois GO	5.00%	8/1/2006	8,160	8,623
Illinois GO	5.00%	3/1/2007	5,355	5,698
Illinois Health Fac. Auth. Rev. (Northwestern Memorial Hosp.) VRDO	1.11%	8/2/2004	100	100
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. & Health Systems) VRDO	1.10%	8/2/2004 (1)	5,345	5,345
Illinois State Unemployment Insurance Fund Building Receipts Rev.	5.00%	12/15/2005	8,000	8,353
Illinois State Unemployment Insurance Fund Building Receipts Rev.	5.00%	12/15/2006 (4)	4,750	5,049
Univ. of Illinois (Util. Infrastructure Project) COP	4.00%	8/15/2005 (2)	1,000	1,024
Univ. of Illinois (Util. Infrastructure Project) COP	5.00%	8/15/2006 (2)	2,350	2,484
Univ. of Illinois (Util. Infrastructure Project) COP	5.00%	8/15/2007 (2)	4,575	4,900
Univ. of Illinois (Util. Infrastructure Project) COP	5.00%	8/15/2008 (2)	2,395	2,583
Univ. of Illinois Board of Trustees (Un-integrate Project) COP	5.25%	10/1/2004 (2)	8,840	8,898
Univ. of Illinois Board of Trustees (Un-integrate Project) COP	5.25%	10/1/2005 (2)	7,925	8,253

				191,308

Indiana (0.7%)
Indiana Dev. Finance Auth. Solid Waste Disposal Rev. (Waste Management Inc.) PUT	2.70%	10/1/2004	1,500	1,501
Indiana Office Building Comm. Fac. Rev. (Miami Correctional Fac.) VRDO	1.09%	8/6/2004	15,700	15,700
Indianapolis IN Local Public Improvement Rev.	5.50%	1/10/2007	3,560	3,824
Vigo County IN Econ. Dev. Rev. (Republic Services Inc.) VRDO	1.81%	8/6/2004	10,000	10,000

				31,025

Iowa (0.1%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.50%	8/1/2007	2,500	2,723

Kansas (0.6%)
Kansas Dept. of Transp. Highway Rev.	3.00%	9/1/2004	4,500	4,507
Kansas Dept. of Transp. Highway Rev. VRDO	1.08%	8/2/2004	200	200
Kansas Dept. of Transp. Highway Rev. VRDO	1.07%	8/6/2004	18,500	18,500
Kansas Turnpike Rev.	5.375%	9/1/2005 (2)	5,855	6,093

				29,300

Kentucky (2.3%)
Kenton County KY Airport Board Special Fac. Rev. (Airis Cincinnati LLC) VRDO	1.14%	8/6/2004	40,000	40,000
Kentucky Asset/Liability Comm. General Fund Rev.	5.00%	7/15/2005 (2)	27,215	28,105
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	1.09%	8/6/2004 (1)	28,730	28,730
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev.	5.25%	7/1/2005 (4)	2,000	2,064
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev.	5.25%	7/1/2007 (4)	4,355	4,656

				103,555

Louisiana (0.9%)
Lafayette LA Public Improvement Sales Tax Rev.	4.75%	3/1/2005 (2)	5,640	5,751
Louisiana GO	6.25%	4/15/2005 (3)	6,455	6,673
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	2.15%	4/1/2005	5,000	5,009
New Orleans LA Finance Auth. Single Family Mortgage Rev. TOB VRDO	1.21%	8/6/2004 *	22,785	22,785

				40,218

Maryland (1.2%)
Anne Arundel County MD GO	5.00%	3/1/2007	6,000	6,407
Maryland GO	5.25%	3/1/2007	10,000	10,753
Montgomery County MD GO	4.00%	7/1/2007	6,940	7,271
Washington Suburban Sanitation Dist. Maryland General Construction GO	5.25%	6/1/2007	7,330	7,924
Washington Suburban Sanitation Dist. Maryland Water Supply GO	4.00%	6/1/2006	23,550	24,448

				56,803

Massachusetts (3.9%)
Massachusetts Bay Transp. Auth. Rev.	6.00%	7/1/2006	5,000	5,372
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.00%	1/1/2005 (1)	8,635	8,752
Massachusetts Dev. Finance Agency Rev. (Smith College) VRDO	1.08%	8/6/2004	1,595	1,595
Massachusetts GAN	7.00%	12/15/2007 (1)	24,810	28,289
Massachusetts GO	7.00%	11/1/2004 (3)(Prere.)	6,800	6,965
Massachusetts GO	5.75%	2/1/2005	3,000	3,066
Massachusetts GO	5.00%	2/1/2006	27,500	28,743
Massachusetts GO	5.50%	2/1/2007 (1)	7,150	7,692
Massachusetts GO VRDO	1.10%	8/2/2004	6,800	6,800
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.50%	7/1/2005	2,585	2,641
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College) PUT	1.85%	4/1/2006	10,000	9,957
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.25%	7/1/2005 (1)	23,615	24,403
Massachusetts Water Resources Auth. Rev. VRDO	1.09%	8/6/2004 (3)	6,100	6,100
Milton MA BAN	3.00%	8/5/2005	25,000	25,354
Pembroke MA BAN	3.00%	8/4/2005	14,800	14,992

				180,721

Michigan (3.1%)
Detroit MI Sewer System Rev.	4.00%	7/1/2005 (4)	4,340	4,436
Detroit MI Sewer System Rev. VRDO	1.10%	8/2/2004 (4)	14,050	14,050
Detroit MI Sewer System Rev. VRDO	1.09%	8/6/2004 (3)	6,400	6,400
Detroit MI Water Supply System VRDO	1.08%	8/6/2004 (1)	19,900	19,900
Greater Detroit MI Resource Recovery Auth.	6.25%	12/13/2005 (2)	10,065	10,673
Greater Detroit MI Resource Recovery Auth.	6.25%	12/13/2005 (2)	7,140	7,571
Michigan (New Center Dev. Inc.) COP	5.375%	9/1/2004 (ETM)	2,190	2,198
Michigan Building Auth. Rev.	5.00%	10/15/2005	5,000	5,199
Michigan Building Auth. Rev.	5.00%	10/15/2006	7,500	7,960
Michigan GAN VRDO	1.08%	8/6/2004 (4)	3,700	3,700
Michigan Housing Dev. Auth. Rev. VRDO	1.07%	8/6/2004 (1)	15,400	15,400
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.00%	10/1/2005	8,135	8,456
Michigan Public Power Agency Rev. (Belle River)	5.00%	1/1/2006 (1)	1,500	1,565
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	1.10%	8/2/2004	2,460	2,460
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	1.09%	8/6/2004	10,380	10,380
Univ. of Michigan Hosp. Rev. VRDO	1.10%	8/2/2004	4,800	4,800
Univ. of Michigan Hosp. Rev. VRDO	1.09%	8/6/2004	10,800	10,800
Univ. of Michigan Univ. Rev. VRDO	1.08%	8/6/2004	5,025	5,025

				140,973

Minnesota (1.4%)
Minneapolis MN Rev. (Society of Fine Arts) PUT	1.38%	10/14/2004	7,915	7,913
Minnesota GO	5.00%	8/1/2006	5,000	5,297
Minnesota GO	5.00%	8/1/2006 +	14,825	15,705
Minnesota GO	5.00%	8/1/2007	30,685	32,995

				61,910

Mississippi (1.4%)
Jackson MS Water & Sewer System Rev.	5.00%	9/1/2006 (4)	4,550	4,818
Mississippi GO	5.25%	10/1/2004	18,445	18,569
Mississippi GO	5.50%	11/1/2004	7,265	7,342
Mississippi GO	5.00%	8/15/2005	3,000	3,106
Mississippi GO	5.25%	8/15/2006	5,215	5,549
Mississippi GO VRDO	1.06%	8/6/2004	25,000	25,000

				64,384

Missouri (2.2%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.10%	8/2/2004	5,350	5,350
Missouri Health & Educ. Fac. Auth. (Washington Univ.) VRDO	1.10%	8/2/2004	10,900	10,900
Missouri Health & Educ. Fac. Auth. Rev. (Medical Research Fac.-Stowers Institute) VRDO	1.10%	8/6/2004 (1)	20,000	20,000
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.00%	6/1/2005	4,805	4,935
Missouri Third State Building GO	4.00%	10/1/2004	25,345	25,463
Missouri Third State Building GO	5.00%	10/1/2006	27,505	29,253
Missouri Water Pollution Control GO	4.00%	10/1/2004	5,630	5,656

				101,557

Nebraska (1.2%)
American Public Energy Agency NE (National Public Gas Agency) VRDO	1.08%	8/6/2004	36,371	36,371
Lincoln NE Lincoln Electric System Rev.	4.00%	9/1/2004	8,385	8,405
Omaha NE Public Power Dist. Electric Rev.	5.30%	2/1/2005	9,725	9,917

				54,693

Nevada (3.0%)
Clark County NV Bond Bank GO	5.50%	6/1/2007 (3)	4,775	5,171
Clark County NV Las Vegas Convention & Visitor Auth. GO	5.00%	7/1/2005	6,020	6,208
Clark County NV School Dist. GO	5.00%	6/1/2005 (3)	25,840	26,591
Clark County NV School Dist. GO	5.00%	6/15/2005 (1)	5,000	5,151
Clark County NV School Dist. GO	5.00%	6/1/2007 (3)	29,020	31,064
Clark County NV School Dist. GO	5.00%	6/15/2007 (1)	14,710	15,757
Clark County NV School Dist. GO	5.50%	6/15/2007 (4)	10,000	10,850
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	1.12%	8/6/2004 (1)*	12,000	12,000
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	1.12%	8/6/2004 (3)*	5,310	5,310
Nevada Dept. Business & Ind. Solid Waste Disposal Rev. (Waste Management Inc.) PUT	4.55%	10/1/2004	8,500	8,530
Nevada GO	4.00%	8/1/2006 +	8,800	9,135

				135,767

New Hampshire (0.6%)
New Hampshire Business Finance Auth. PCR (New England Power Co.) CP	1.05%	8/12/2004	10,000	10,000
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	2.05%	2/1/2005	7,500	7,495
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.25%	12/3/2007 (2)	5,000	5,054
New Hampshire GO	5.00%	11/1/2005	5,000	5,207

				27,756

New Jersey (2.6%)
New Jersey COP	5.25%	6/15/2006 (4)	3,945	4,171
New Jersey Econ. Dev. Auth. Rev. (Public Schools Small Loan Program)	3.00%	8/15/2005	4,000	4,061
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.00%	9/1/2007	15,300	16,422
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.00%	7/1/2006	2,000	2,116
New Jersey GO	6.00%	7/15/2005	6,455	6,726
New Jersey GO	5.625%	7/15/2006 (Prere.)	11,025	11,965
New Jersey GO	5.00%	7/15/2007	11,000	11,782
New Jersey Sports & Exposition Auth. Rev.	8.30%	1/1/2005 (ETM)	5,500	5,657
New Jersey Sports & Exposition Auth. Rev. VRDO	1.08%	8/6/2004 (1)	3,700	3,700
New Jersey Transit Corp. Capital GAN	5.50%	2/1/2006 (2)	10,000	10,521
New Jersey Transp. Corp. COP	5.25%	9/15/2004 (2)	12,000	12,057
New Jersey Transp. Trust Fund Auth. Rev.	5.50%	6/15/2006	7,500	7,963
New Jersey Turnpike Auth. Rev. VRDO	1.08%	8/6/2004 (4)	4,700	4,700
Port Auth. of New York & New Jersey Rev.	5.00%	12/1/2005	2,910	3,010
Rutgers State Univ. New Jersey	5.00%	5/1/2006 (3)	6,840	7,203
Somerset County NJ Ind. Fin. Auth. PCR (American Cyanamid Co.) VRDO	1.65%	8/6/2004	7,600	7,600

				119,654

New Mexico (1.7%)
Farmington NM PCR (Public Service - San Juan Project) PUT	2.10%	4/1/2006	25,000	24,784
Los Alamos County NM Util. System Rev.	5.00%	7/1/2006 (4)	2,965	3,129
New Mexico Finance Auth. Transp. Rev.	5.00%	6/15/2006 (2)	21,515	22,695
New Mexico GO	5.00%	9/1/2004	7,485	7,509
New Mexico GO	5.00%	9/1/2006	8,560	9,071
New Mexico Severance Tax Rev.	5.00%	7/1/2007	10,000	10,714

				77,902

New York (8.7%)
Long Island NY Power Auth. Electric System Rev.	5.00%	12/1/2006	10,000	10,568
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.00%	11/15/2005	10,290	10,706
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	1.08%	8/6/2004 (4)	32,000	32,000
Metro. New York Transp. Auth. Rev. VRDO	1.09%	8/6/2004 (4)	18,500	18,500
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2007	2,000	2,205
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2007	3,000	3,307
New York City NY GO	5.00%	8/1/2005	8,970	9,262
New York City NY GO	5.00%	8/1/2005	18,185	18,777
New York City NY GO	5.00%	8/1/2005	14,475	14,946
New York City NY GO	5.00%	8/1/2006	2,000	2,107
New York City NY GO	5.00%	8/1/2007	23,510	25,065
New York City NY GO	5.00%	8/1/2008	17,000	18,232
New York City NY Industrial Dev. Agency Special Fac. Rev. TOB VRDO	1.28%	8/6/2004 *	32,955	32,955
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.09%	8/2/2004 (3)	4,000	4,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.10%	8/2/2004	12,500	12,500
New York City NY Transitional Finance Auth. Rev. Future Tax	4.00%	11/1/2006	6,775	7,046
New York City NY Transitional Finance Auth. Rev. Future Tax	4.50%	2/1/2007	1,000	1,051
New York City NY Transitional Finance Auth. Rev. Future Tax	5.00%	11/1/2007	10,790	11,599
New York City NY Transitional Finance Auth. Rev. Future Tax	4.50%	2/1/2008	1,000	1,057
New York City NY Transitional Finance Auth. Rev. VRDO	1.09%	8/6/2004	8,465	8,465
New York City NY Transitional Finance Auth. Rev. VRDO	1.10%	8/6/2004	6,100	6,100
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.10%	8/6/2004 (4)	11,900	11,900
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.00%	6/15/2007	3,515	3,770
New York State Housing Finance Agency Service Contract Rev.	6.00%	9/15/2006 (Prere.)	9,360	10,302
New York State Mortgage Agency Rev. PUT	2.95%	10/1/2005	2,350	2,352
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.00%	4/1/2007	5,380	5,735
New York State Thruway Auth. Rev. (Service Contract)	5.00%	3/15/2008	10,000	10,703
New York State Thruway Auth. Rev. BAN	2.25%	10/6/2005	68,000	68,556
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.00%	1/1/2005	2,000	2,029
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.00%	1/1/2006	10,000	10,415
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.00%	3/15/2006	3,000	3,141
Triborough Bridge & Tunnel Auth. New York Rev.	5.00%	11/15/2005	10,000	10,418
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.09%	8/6/2004 (4)	7,710	7,710

				397,479

North Carolina (2.3%)
Charlotte NC Water & Sewer System Rev. VRDO	1.07%	8/6/2004	13,290	13,290
Charlotte NC Water & Sewer System Rev. VRDO	1.08%	8/6/2004	14,000	14,000
Mecklenburg County NC GO	5.50%	4/1/2006	11,625	12,313
North Carolina COP	4.00%	6/1/2006	2,500	2,587
North Carolina Eastern Muni. Power Agency Rev.	6.00%	1/1/2006 (1)	6,000	6,336
North Carolina GO	5.00%	3/1/2006	2,000	2,098
North Carolina GO	5.00%	3/1/2007	5,000	5,340
North Carolina GO	5.00%	5/1/2007	8,000	8,571
North Carolina GO	5.00%	2/1/2008	27,585	29,743
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	1.09%	8/6/2004	9,400	9,400

				103,678

Ohio (3.6%)
Chillicothe OH City School Dist. BAN	2.00%	9/30/2004	17,000	17,020
Cleveland OH Airport System Rev. VRDO	1.08%	8/6/2004 (4)	7,000	7,000
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	1.08%	8/6/2004 LOC	7,200	7,200
Hamilton OH Electric System Rev. VRDO	1.08%	8/6/2004 (4)	4,650	4,650
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.00%	10/1/2005	7,220	7,480
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	6.00%	9/1/2006 (1)	1,500	1,618
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.25%	2/1/2008 (2)	10,000	10,065
Ohio Building Auth. Rev. (Admin. Building Fund)	5.00%	10/1/2004 (4)	4,145	4,171
Ohio Building Auth. Rev. (State Correctional Fac.)	4.50%	10/1/2006	6,465	6,794
Ohio GO	5.00%	3/15/2006	9,000	9,439
Ohio GO	5.00%	8/1/2006	5,000	5,291
Ohio Higher Educ. Capital Fac. Rev.	5.25%	12/1/2005	10,000	10,469
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.10%	8/6/2004	6,400	6,400
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	1.13%	8/6/2004	5,500	5,500
Ohio Highway Capital Improvements Rev.	5.00%	5/1/2005	10,000	10,269
Ohio Highway Capital Improvements Rev.	5.00%	5/1/2005	5,970	6,131
Ohio Highway Capital Improvements Rev.	5.00%	5/1/2006	2,500	2,632
Ohio Major New State Infrastructure Project Rev.	5.00%	6/15/2008	6,750	7,293
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.15%	8/2/2004	600	600
Ohio State Univ. General Receipts Rev.	4.00%	6/1/2005	17,000	17,352
Ohio State Univ. General Receipts Rev. VRDO	1.10%	8/6/2004	3,000	3,000
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT	3.40%	10/1/2004	4,350	4,358
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	1.08%	8/6/2004 (1)	5,900	5,900
Ohio Water Dev. Auth. Water PCR	5.00%	6/1/2007	3,000	3,213
Univ. of Toledo OH General Receipts VRDO	1.10%	8/2/2004 (3)	900	900

				164,745

Oklahoma (1.0%)
Grand River Dam Auth. Oklahoma Rev.	5.70%	6/1/2005 (4)	10,150	10,504
Oklahoma City OK GO	5.00%	7/1/2006	2,055	2,170
Oklahoma County OK GO	5.00%	2/1/2005 (3)	5,500	5,600
Oklahoma County OK GO	5.00%	2/1/2005 (3)	6,000	6,109
Oklahoma GO	5.00%	7/15/2007 (3)	2,000	2,150
Tulsa County OK Ind. Auth. Rev.	5.00%	1/1/2005 (2)	6,100	6,193
Tulsa County OK Ind. Auth. Rev.	4.00%	5/15/2005	2,750	2,804
Tulsa County OK Ind. Auth. Rev.	5.00%	7/1/2005 (2)	6,300	6,499
Tulsa County OK Ind. Auth. Rev.	4.00%	5/15/2006	3,275	3,388

				45,417

Oregon (0.5%)
Oregon State Dept. Administrative Services	4.00%	9/1/2005 (4)	6,000	6,157
Portland OR Sewer System Rev.	6.00%	6/1/2006 (3)	14,720	15,766

				21,923

Pennsylvania (7.7%)
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.00%	7/1/2007	4,865	5,201
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.09%	8/2/2004	10,450	10,450
Pennsylvania GO	5.00%	9/15/2004	10,000	10,047
Pennsylvania GO	5.00%	2/1/2005	12,870	13,107
Pennsylvania GO	5.125%	9/15/2005 (2)	3,200	3,327
Pennsylvania GO	5.00%	10/15/2005	5,700	5,932
Pennsylvania GO	5.00%	1/15/2006	4,250	4,441
Pennsylvania GO	5.00%	2/1/2006	11,810	12,355
Pennsylvania GO	5.00%	2/1/2006	10,865	11,366
Pennsylvania GO	5.375%	5/15/2006 (3)(Prere.)	16,570	17,817
Pennsylvania GO	5.375%	5/15/2006 (3)(Prere.)	14,000	15,053
Pennsylvania GO	5.50%	6/1/2006	8,985	9,558
Pennsylvania GO	5.00%	10/1/2006	13,685	14,537
Pennsylvania GO	5.00%	1/15/2007	3,150	3,352
Pennsylvania GO	5.50%	7/1/2007 (1)	20,000	21,761
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.10%	8/2/2004	10,200	10,200
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) PUT	2.25%	2/1/2005 LOC	21,140	21,233
Pennsylvania Higher Educ. Fac. Auth. Rev. (Gannon Univ.) PUT	3.625%	5/1/2006 LOC	4,000	4,102
Pennsylvania Higher Educ. Fac. Auth. Rev. (Kings College) PUT	3.625%	5/1/2006 LOC	5,300	5,435
Pennsylvania Higher Educ. Fac. Auth. Rev. (St. Joseph's Univ.) PUT	1.75%	11/1/2005 LOC	9,200	9,200
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System Obligated Group) VRDO	1.09%	8/6/2004 LOC	13,300	13,300
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System Obligated Group) VRDO	1.09%	8/6/2004 LOC	8,000	8,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System Obligated Group) VRDO	1.09%	8/6/2004 LOC	11,250	11,250
Pennsylvania State Univ. Rev.	5.00%	8/15/2004	3,000	3,005
Pennsylvania State Univ. Rev.	5.00%	8/15/2005	6,045	6,257
Pennsylvania Turnpike Comm. Rev. VRDO	1.14%	8/2/2004	14,200	14,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) PUT	5.00%	7/1/2007 (1)	11,000	11,745
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.10%	8/2/2004	12,200	12,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.10%	8/2/2004 (1)	12,700	12,700
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.10%	8/2/2004	500	500
Philadelphia PA Muni. Auth. Rev.	5.00%	5/15/2006 (4)	3,660	3,848
Philadelphia PA Water & Waste Water Rev. VRDO	1.05%	8/6/2004 (2)	16,490	16,490
Pittsburgh PA Water & Sewer Auth. Rev.	1.90%	9/1/2006 (4)	11,930	11,862
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.10%	8/6/2004 (2)	4,600	4,600
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.10%	8/6/2004 (2)	3,600	3,600
Southcentral Pennsylvania General Auth. Rev. PUT	4.50%	12/1/2008 (2)	4,500	4,761
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.09%	8/6/2004	5,700	5,700

				352,492

Puerto Rico (0.1%)
Puerto Rico Muni. Finance Agency	4.25%	8/1/2005 (4)	4,000	4,110
Puerto Rico Muni. Finance Agency	4.00%	8/1/2006 (4)	2,000	2,083

				6,193

Rhode Island (1.3%)
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.00%	6/15/2005	26,205	26,995
Rhode Island Econ. Dev. Corp. Airport Rev.	5.00%	7/1/2006 (3)	2,705	2,848
Rhode Island Econ. Dev. Corp. Airport Rev.	5.00%	7/1/2007 (3)	2,830	3,011
Rhode Island Housing & Mortgage Finance Corp. Rev.	4.00%	3/24/2005	13,125	13,334
Rhode Island Housing & Mortgage Finance Corp. Rev.	3.375%	11/1/2005	12,500	12,716

				58,904

South Carolina (0.4%)
South Carolina GO	5.00%	1/1/2005	10,000	10,154
South Carolina GO	2.50%	4/1/2006	4,765	4,813
South Carolina Public Service Auth. Rev.	5.00%	1/1/2005	2,000	2,030
South Carolina Public Service Auth. Rev.	5.00%	1/1/2006	3,000	3,127

				20,124

Tennessee (2.0%)
Memphis TN Electric System Rev.	2.00%	12/1/2004	20,000	20,044
Memphis TN Electric System Rev.	5.00%	12/1/2005	15,000	15,642
Memphis TN Electric System Rev.	5.00%	12/1/2006	25,000	26,561
Memphis-Shelby County TN Airport Auth. Rev.	5.50%	3/1/2005 (4)	7,835	8,014
Metro. Govt. of Nashville & Davidson County TN GO	5.00%	10/15/2004	9,940	10,017
Tennessee GO	5.25%	2/1/2005 (3)	5,000	5,097
Tennessee GO	4.00%	8/1/2005	6,045	6,192

				91,567

Texas (10.9%)
Austin TX Public Improvement GO	5.25%	9/1/2004	6,000	6,020
Austin TX Water & Wastewater System Rev.	5.25%	11/15/2005 (2)	6,070	6,345
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	4.40%	5/15/2005	10,000	10,132
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	4.00%	8/15/2005	10,000	10,244
Dallas TX Independent School Dist. GO	5.00%	8/15/2005	4,000	4,141
Dallas-Fort Worth TX International Airport Rev.	5.50%	11/1/2004 (3)	2,355	2,379
Dallas-Fort Worth TX International Airport Rev.	5.00%	11/1/2005 (1)	4,235	4,394
Dallas-Fort Worth TX International Airport Rev.	5.50%	11/1/2005 (3)	2,450	2,557
Denton TX Independent School Dist. PUT	3.45%	1/31/2005	6,100	6,163
Harris County TX Flood Control Dist.	5.00%	10/1/2004	4,000	4,025
Harris County TX Flood Control Dist.	5.00%	10/1/2005	2,495	2,592
Harris County TX Health Fac. Dev. Corp. Rev. (Christus Health)	5.25%	7/1/2005 (1)	10,000	10,335
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.10%	8/2/2004	154,175	154,175
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	1.10%	8/2/2004	35,115	35,115
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assoc. of Greater Houston) VRDO	1.10%	8/2/2004 LOC	11,310	11,310
Harris County TX Toll Road Rev.	5.00%	8/15/2006 (3)	5,000	5,293
Houston TX GO	5.00%	3/1/2006 (1)	3,050	3,194
Houston TX GO	5.00%	3/1/2006 (1)(ETM)	4,010	4,196
Houston TX Water & Sewer System Rev.	0.00%	12/1/2004 (2)	10,740	10,693
Lewisville TX Independent School Dist.	5.25%	8/15/2006	5,000	5,317
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	2.15%	11/1/2004	9,000	9,000
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	2.35%	11/1/2004	11,000	10,995
Mesquite TX Independent School Dist. GO	5.00%	8/15/2006	1,825	1,932
Northside TX Independent School Dist. PUT	2.50%	6/15/2006	17,400	17,422
Plano TX Independent School Dist.	5.50%	2/15/2006 (Prere.)	3,505	3,698
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	1.09%	8/6/2004	13,000	13,000
Richardson TX Independent School Dist. GO	5.00%	2/15/2005	5,000	5,097
San Antonio TX Electric & Gas Rev.	5.65%	2/1/2007 (Prere.)	10,740	11,700
San Antonio TX GO	5.00%	8/1/2005 (ETM)	175	181
San Antonio TX GO	5.00%	8/1/2005	9,725	10,053
Texas GO Public Finance Auth.	5.75%	10/1/2004 (Prere.)	5,000	5,038
Texas GO Public Finance Auth.	5.75%	10/1/2004 (Prere.)	8,625	8,690
Texas Muni. Power Agency Rev.	0.00%	9/1/2005 (2)	5,490	5,387
Texas Muni. Power Agency Rev.	4.00%	9/1/2005 (1)	19,880	20,392
Texas TRAN	2.00%	8/31/2004	25,000	25,017
Texas Turnpike Auth. Central Texas Turnpike System Rev.	5.00%	6/1/2008	5,000	5,385
Texas Water Dev. Board GO	5.00%	8/1/2006	6,425	6,796
Trinity River Auth. Texas PCR (Texas Util. System) PUT	5.00%	11/1/2006	20,000	20,696
Univ. of Texas Permanent Univ. Fund Rev.	5.00%	7/1/2005	5,000	5,157
Univ. of Texas Permanent Univ. Fund Rev. VRDO	5.00%	8/15/2005	5,000	5,176
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	1.09%	8/6/2004 (10)	11,350	11,350

				500,782

Utah (1.1%)
Intermountain Power Agency Utah Power Supply Rev.	4.50%	7/1/2007 (2)	10,000	10,565
Salt Lake County UT TRAN	2.50%	12/30/2004	5,000	5,025
Utah GO	5.00%	7/1/2006	17,875	18,897
Utah GO	5.00%	7/1/2006	7,785	8,230
Utah GO	5.00%	7/1/2007	8,300	8,912

				51,629

Virginia (2.2%)
Loudoun County VA GO	5.25%	11/1/2005	4,410	4,609
Metro. Washington Airports Auth. Airport System Rev.	5.50%	10/1/2004 (1)	3,005	3,025
Metro. Washington Airports Auth. Airport System Rev.	5.50%	10/1/2005 (1)	4,290	4,468
Norfolk VA GO	5.00%	7/1/2006 (4)	8,810	9,314
Peninsula Ports Auth. Virginia Rev. (Dominion Term Assoc. Project) PUT	3.30%	10/1/2008	2,500	2,476
Richmond VA GO	4.50%	7/15/2005 (4)	3,640	3,743
Virginia Beach VA Refunding & Public Improvement	5.00%	5/1/2007	7,170	7,678
Virginia College Building Auth. Educ. Fac. Rev.	5.00%	2/1/2007	5,185	5,522
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.00%	2/1/2006	11,285	11,809
Virginia Public Building Auth. Rev.	5.00%	8/1/2006	5,080	5,380
Virginia Public School Auth. Rev.	4.00%	2/1/2006	15,000	15,468
Virginia Public School Auth. Rev.	4.00%	8/1/2006	7,500	7,793
Virginia Public School Auth. Rev.	5.00%	8/1/2007	6,930	7,445
Virginia Public School Educ. Technology Notes	5.00%	4/15/2005	10,445	10,710

				99,440

Washington (2.1%)
King County WA GO	5.00%	6/1/2007	6,130	6,555
King County WA Sewer Rev.	5.00%	1/1/2005 (4)	2,250	2,284
King County WA Sewer Rev.	5.00%	1/1/2006 (4)	3,000	3,128
Port of Seattle WA GO	5.00%	11/1/2006 (4)	9,485	10,054
Port of Seattle WA GO	5.00%	11/1/2006 (4)	5,490	5,820
Port of Seattle WA GO	5.00%	11/1/2007 (4)	5,765	6,158
Port of Seattle WA Rev.	5.00%	9/1/2004 (3)	3,000	3,009
Port of Seattle WA Rev.	5.25%	9/1/2006 (3)	3,000	3,179
Seattle WA GO	5.00%	7/1/2005	12,025	12,403
Seattle WA GO	3.00%	10/1/2005	13,055	13,264
Seattle WA Muni. Light & Power Rev.	4.00%	11/1/2005 (4)	5,525	5,683
Washington GO	5.00%	9/1/2005	5,180	5,368
Washington GO	4.00%	1/1/2006 (2)	3,920	4,033
Washington GO	5.50%	6/1/2006 (Prere.)	6,050	6,439
Washington Health Care Fac. Auth. (Sisters of Providence)	6.00%	10/1/2004 (2)	5,515	5,558
Washington Public Power Supply System Rev. (Nuclear Project)	5.00%	7/1/2005	5,000	5,155

				98,090

West Virginia (0.2%)
West Virginia GO	5.50%	6/1/2005 (4)	5,160	5,332
West Virginia Higher Educ. Policy Comm. Rev.	5.00%	4/1/2007 (1)	500	534
West Virginia Higher Educ. Policy Comm. Rev.	5.00%	4/1/2008 (1)	2,500	2,692

				8,558

Wisconsin (1.1%)
Kenosha WI GO	4.00%	9/1/2005 (4)	1,090	1,118
Kenosha WI GO	4.00%	9/1/2006 (4)	2,100	2,183
Kenosha WI GO	4.00%	9/1/2007 (4)	1,695	1,771
Milwaukee WI GO	6.00%	2/1/2005	9,300	9,514
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. (Univ. of Wisconsin Hosp.) VRDO	1.10%	8/6/2004 (1)	6,000	6,000
Wisconsin GO	5.00%	5/1/2007	12,405	13,250
Wisconsin GO	5.00%	5/1/2008	5,000	5,386
Wisconsin Transp. Rev.	5.00%	7/1/2008	12,385	13,390

				52,612

TOTAL MUNICIPAL BONDS
(Cost $4,661,115)				4,668,458

OTHER ASSETS AND LIABILITIES-NET (-1.8%)				(83,571)

NET ASSETS (100%)				$ 4,584,887

*Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industiral Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

† Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2004.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2004, the cost of investment securities for tax purposes was $4,661,115,000. Net unrealized appreciation of investment securities was $7,343,000, consisting of unrealized gains of $16,559,000 on securities that had risen in value since their purchase and $9,216,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.